Labor cost (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of labor cost [line items]
Amount of contributions paid by the Group charged to profit or loss	¥ 16,107,285	¥ 14,503,290	¥ 13,514,752
Publicly administered retirement plan for PRC employees [member]
Disclosure of labor cost [line items]
Amount of contributions paid by the Group	1,419,000	507,000	1,198,000
Amount of contributions paid by the Group charged to profit or loss	¥ 1,368,000	¥ 481,000	¥ 1,155,000
Publicly administered retirement plan for PRC employees [member] | Minimum Range
Disclosure of labor cost [line items]
Contribution rate of employee benefits to basic salary	14.00%	14.00%	14.00%
Publicly administered retirement plan for PRC employees [member] | Maximum Range
Disclosure of labor cost [line items]
Contribution rate of employee benefits to basic salary	20.00%	20.00%	22.00%
Supplementary defined contribution retirement scheme for PRC employees [member]
Disclosure of labor cost [line items]
Amount of contributions paid by the Group	¥ 828,000	¥ 698,000	¥ 601,000
Amount of contributions paid by the Group charged to profit or loss	792,000	662,000	581,000
Central provident funds for Singapore employees [member]
Disclosure of labor cost [line items]
Amount of contributions paid by the Group	¥ 24,160	¥ 23,070	¥ 20,730
Central provident funds for Singapore employees [member] | Minimum Range
Disclosure of labor cost [line items]
Contribution rate of employee benefits to basic salary	7.50%	7.50%	7.50%
Central provident funds for Singapore employees [member] | Maximum Range
Disclosure of labor cost [line items]
Contribution rate of employee benefits to basic salary	17.00%	17.00%	17.00%
Housing funds for employees [member]
Disclosure of labor cost [line items]
Amount of contributions paid by the Group	¥ 1,210,000	¥ 1,024,000	¥ 898,000
Amount of contributions paid by the Group charged to profit or loss	1,151,000	954,000	859,000
Social insurance for employees [member]
Disclosure of labor cost [line items]
Amount of contributions paid by the Group	1,326,000	1,034,000	1,034,000
Amount of contributions paid by the Group charged to profit or loss	¥ 1,283,000	¥ 976,000	¥ 994,000